Game operation cost (Tables)	6 Months Ended
Jun. 30, 2024
Game operation cost
Schedule of game operation cost

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Employee benefits expenses	(16,112)	(21,152)	(7,764)	(10,141)
Technical support services	(7,386)	(5,633)	(3,851)	(3,077)
Depreciation and amortization	(1,710)	(1,859)	(780)	(1,001)
	(25,208)	(28,644)	(12,395)	(14,219)